Other liabilities and provisions	9 Months Ended
Sep. 30, 2021
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	9/30/2021	12/31/2020

	(€ in thousands)
Employee bonus	316	334
Accruals for vacation and overtime	285	124
Accruals for commissions	236	236
Liabilities from payroll	200	237
Accrual for warranty	150	228
Accruals for management compensation	146	—
Accruals for compensation of Supervisory Board	135	180
Liabilities from VAT	68	27
Accruals for licenses	37	68
Accruals for education and training	18	41
Others	83	108
Total	1,674	1,583